RECLAMATION OBLIGATIONS - Rollforward (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reclamation Obligations
Reclamation obligations, Beginning balance	$ 29,459	$ 37,532
Reclamation liability deposit from joint venture partner	99	0
Accretion	1,062	2,859
Expenditures incurred	(3,118)	(1,348)
Liability adjustments-balance sheet	3,548	(4,043)
Liability adjustments-Income statement	3,229	(4,126)
Reclamation obligations, Ending balance	34,898	29,459
Accretion expense
Reclamation Obligations
Accretion	$ 1,681	$ 1,444